Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements

7. Fair Value Measurements

The accounting guidance defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the accounting guidance establishes a three-tier fair-value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets;

Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The carrying amounts of the Company’s interest receivable, included in prepaid expenses and other current assets, accounts payable and accrued liabilities are generally considered to be representative of their fair value because of the short term nature of these instruments. The Company’s investments, which may include money market funds and available-for-sale investment securities consisting of U.S. treasury securities, and high-quality, marketable debt instruments of corporations and government sponsored enterprises, are measured at fair value in accordance with the fair value hierarchy.

Following are the major categories of assets measured at fair value on a recurring basis as of September 30, 2020 and December 31, 2019 (in thousands):

	Fair Value Measurement at End of Period Using:
	Fair Value	Quoted Market Price for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

At September 30, 2020
Money market funds(1)	$62,031	$62,031	$—	$—	$62,031
U.S. treasury securities	124,579	124,579	—	—	124,579

Total	$186,610	$186,610	$—	$—	186,610

At December 31, 2019
Money market funds(1)	$88,159	$88,159	$—	$—	$88,159

(1)	Included in cash and cash equivalents in accompanying balance sheets.

No transfers between levels occurred during either of the reporting periods presented.

(5) Fair Value Measurements

The accounting guidance defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the accounting guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets;

Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

At December 31, 2018 and 2019, the carrying amounts of the Company’s financial instruments, which include cash, accounts payable and accrued expenses, approximate fair value because of their short maturities. Included in cash and cash equivalents at December 31, 2018 and 2019 are money market funds with a carrying value and fair value of $42.6 million and $88.1 million, respectively, based upon a Level 1 fair value assessment.

As of December 31, 2018 and 2019, the Company did not hold any Level 2 or Level 3 financial assets.